Consolidated Balance Sheets and Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 207		$ 1,164		$ 1,109
Receivables, less allowance of $193 - 2013, $64 - 2012 and $884 - 2011	1,817	[1]	1,923	[2]	2,060	[3]
Unbilled receivables	51		51		63
Inventories	2,779		2,468		2,875
Prepaids and other	761		521		704
Assets associated with discontinued operations (Note 3 and 4)			735		1,503
Total current assets	5,615		6,862		8,314
Rental equipment	38,419		38,442		43,252
Less accumulated depreciation	26,369		25,532		27,060
Rental equipment, net	12,050		12,910		16,192
Property, plant and equipment	2,528		2,435		2,970
Less accumulated depreciation	1,309		1,264		1,679
Property, plant and equipment, net	1,219		1,171		1,291
Goodwill (in Dollars)	744		744		744
Other assets	374		395		918
TOTAL ASSETS	20,002		22,082		27,459
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	1,129		1,135		1,589
Accrued liabilities	7,963		7,777		6,689
Current portion of long-term debt	2,187		2,487		2,045
Warrant liabilities	1,435		1,367		5,408
Liabilities associated with discontinued operations (Note 3 snd 4)			1,767		2,445
Total current liabilities	12,714		14,533		18,176
Long-term debt:
Notes payable	441		455		512
Deferred pension liability and other	5,156		5,014		4,914
Total liabilities	18,311		20,002		23,602
Redeemable convertible preferred stock:
Preferred - $0.001 par value - 500,000 shares authorized,416,500 Series A convertible preferred shares issued in 2011					6,138	[4]
Stockholders' equity (deficit):
Common - $0.001 par value - 60,000,000 shares authorized, 25,895,424 common shares issued in 2013, 25,895,424 common shares issued in 2012 and 5,070,424 common shares issued in 2011	26	[5]	26	[6]	5,071	[7]
Additional paid-in-capital	23,804		23,804		12,620
Accumulated deficit	(15,112)		(14,808)		(13,443)
Accumulated other comprehensive loss	(3,964)		(3,879)		(3,466)
Treasury stock - at cost - 383,596 common shares in 2013, 2012 and 2011	(3,063)	[8]	(3,063)	[9]	(3,063)	[10]
Total stockholders' equity (deficit)	1,691		2,080		(2,281)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 20,002		$ 22,082		$ 27,459

[1]	less allowance of $193 - March 31, 2013
[2]	less allowance of $64 - December 31, 2012
[3]	less allowance of $884 - December 31, 2011
[4]	$0.001 par value - 500,000 shares authorized, 416,500 Series A convertible preferred shares issued in 2011
[5]	$0.001 par value - 60,000,000 shares authorized, 25,895,424 shares issued in 2013
[6]	$0.001 par value - 60,000,000 shares authorized, 25,895,424 shares issued in 2012
[7]	$0.001 par value - 60,000,000 shares authorized, 5,070,424 shares issued in 2011
[8]	383,596 common shares in 2013
[9]	383,596 common shares in 2012
[10]	383,596 common shares in 2011